Other disclosures - Risk Management and Principal Risks - Credit exposures by internal PD grade (audited) (Details) - Barclays Bank Group [member] £ in Millions	Dec. 31, 2018 GBP (£)
Loans and advances [member] | Financial assets at amortised cost [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 136,959
ECL coverage	2.70%
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 140,802
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	122,589
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	14,024
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	4,189
Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	3,843
Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	489
Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,255
Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,099
Contingent liabilities [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 19,345
ECL coverage	0.20%
Contingent liabilities [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 19,390
Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	17,679
Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,637
Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	74
Contingent liabilities [member] | Impairment allowance [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	45
Contingent liabilities [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	16
Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	27
Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	2
Loan commitments [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 245,893
ECL coverage	0.10%
Loan commitments [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 246,065
Loan commitments [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	230,911
Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	14,807
Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	347
Loan commitments [member] | Impairment allowance [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	172
Loan commitments [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	75
Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	77
Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	20
Internal credit grades [member] | 100% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,090
ECL coverage	50.10%
Internal credit grades [member] | 100% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,189
Internal credit grades [member] | 100% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,099
Internal credit grades [member] | 100% [member] | Contingent liabilities [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 72
ECL coverage	2.70%
Internal credit grades [member] | 100% [member] | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 74
Internal credit grades [member] | 100% [member] | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	2
Internal credit grades [member] | 100% [member] | Loan commitments [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 327
ECL coverage	5.80%
Internal credit grades [member] | 100% [member] | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 347
Internal credit grades [member] | 100% [member] | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	20
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 88,966
ECL coverage	0.10%
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 89,098
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	86,875
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,223
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	132
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	106
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	26
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Contingent liabilities [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 14,525
ECL coverage	0.10%
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Contingent liabilities [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 14,533
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	14,089
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	444
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Contingent liabilities [member] | Impairment allowance [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	8
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Contingent liabilities [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	5
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	3
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Loan commitments [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 176,722
ECL coverage	0.00%
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Loan commitments [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 176,743
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Loan commitments [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	172,159
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	4,584
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Loan commitments [member] | Impairment allowance [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	21
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Loan commitments [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	17
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	4
Strong (including investment grade) [Member] | 0.0 to less than 0.60% [member] | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 44,271
ECL coverage	2.10%
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 45,227
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	35,475
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	9,752
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	956
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	356
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	600
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Contingent liabilities [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,482
ECL coverage	0.50%
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Contingent liabilities [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,506
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	3,542
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	964
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Contingent liabilities [member] | Impairment allowance [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	24
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Contingent liabilities [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	11
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	13
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Loan commitments [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 65,739
ECL coverage	0.10%
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Loan commitments [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 65,834
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Loan commitments [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	58,084
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	7,750
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Loan commitments [member] | Impairment allowance [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	95
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Loan commitments [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	55
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	40
Satisfactory (BB+ to B) [member] | 0.60 to less than 11.35% [member] | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,632
ECL coverage	28.70%
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,288
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	239
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,049
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	656
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	27
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	629
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Contingent liabilities [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 266
ECL coverage	4.00%
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Contingent liabilities [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 277
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	48
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	229
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Contingent liabilities [member] | Impairment allowance [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	11
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Contingent liabilities [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	11
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Loan commitments [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,105
ECL coverage	1.10%
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Loan commitments [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,141
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Loan commitments [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	668
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,473
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Loan commitments [member] | Impairment allowance [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	36
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Loan commitments [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	3
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	33
Higher risk (B- and below) [member] | 11.35% to 100% [member] | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 0